BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Yipai) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	May 15, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill		$ 320,424	$ 76,020	$ 17,958
Yipai [Member]
Business Acquisition [Line Items]
Cash consideration	7,041
Shares consideration	49,291
Total	56,332
Cash	2
Other current assets	6,711
Fixed assets	14
Identifiable intangible assets acquired	4,916
Goodwill	63,497
Liability assumed	(1,908)
Fair value of non-controlling interest	(16,900)
Total	$ 56,332